Offerings	Oct. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	ordinary shares, par value US$0.000004 per share
Amount Registered | shares	160,190,477
Proposed Maximum Offering Price per Unit	2.10
Maximum Aggregate Offering Price	$ 336,400,001.70
Fee Rate	0.0087%
Amount of Registration Fee	$ 29,266.80
Offering Note	Includes (a) ordinary shares represented by American depositary shares ("ADSs") that may be purchased by the underwriters pursuant to their over-allotment option, and (b) all ordinary shares represented by ADSs initially offered and sold outside the United States that may be resold from time to time in the United States either as part of the distribution or within 40 days after the later of the effective date of this registration statement and the date the securities are first bona fide offered to the public. ADSs issuable upon deposit of ordinary shares registered hereby have been registered under a separate registration statement on Form F-6/A (Registration No. 333-299482 ). Each American depositary share represents ten ordinary shares. Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	ordinary shares, par value US$0.000004 per share
Amount Registered | shares	23,809,523
Proposed Maximum Offering Price per Unit	2.10
Maximum Aggregate Offering Price	$ 49,999,998.30
Amount of Registration Fee	$ 4,350.00
Offering Note	The Registrant previously paid a registration fee of US$4,350.00 in connection with the initial filing of the Registration Statement on Form F-1 on October 9, 2026.